UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05133

High Income Securities Fund
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

1-888-898-4107
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2020

Date of reporting period:  November 30, 2019

Item 1. Schedule of Investments.

High Income Securities Fund
Portfolio of Investments
November 30, 2019 (Unaudited)

INVESTMENT COMPANIES - 72.53%	Shares	Value
Closed-End Funds - 57.04%
BlackRock Debt Strategies Fund	27,276	$297,581
BrandywineGLOBAL Global Income Fund	376,470	4,615,522
Eaton Vance Floating-Rate Income Fund	168,484	2,628,351
Eaton Vance Limited Duration Income Fund	204,650	2,639,985
Eaton Vance Senior Income Trust	165,329	1,031,653
First Trust High Income Long/Short Fund	147,879	2,293,603
First Trust Senior Floating Rate Income Fund II	6,100	74,176
Franklin Universal Trust	209,446	1,602,262
Highland Income Fund	99,306	1,148,970
Invesco Dynamic Credit Opportunities Fund	119,351	1,328,377
Invesco Senior Income Trust	351,875	1,474,356
PGIM Global High Yield Fund, Inc.	163,551	2,376,396
Pioneer Diversified High Income Trust	116,806	1,704,188
Vertical Capital Income Fund	310,942	3,161,969
Western Asset Corporate Loan Fund, Inc.	296,865	2,849,904
Western Asset High Income Opportunity Fund, Inc.	273,365	1,366,825
		30,594,118
Business Development Companies - 15.49%
Alcentra Capital Corp.	280,500	2,524,500
Apollo Investment Corp.	51,300	865,944
Barings BDC, Inc.	229,243	2,386,420
FS KKR Capital Corp.	397,039	2,525,168
OHA Investment Corp.	5,636	7,270
		8,309,302
Total Investment Companies (Cost $38,088,240)		38,903,420

CONVERTIBLE PREFERRED STOCKS - 0.05%
Basic Materials - 0.00%
Smurfit-Stone Container Corp. Escrow, 0% (a)(c)	65,720	657
Energy - 0.05%
Nine Point Energy, 6.75% (a)(c)	24	28,233
Total Convertible Preferred Stocks (Cost $24,000)		28,890

OTHER COMMON STOCKS - 0.04%
Energy - 0.04%
MWO Holdings, LLC Units (a)(c)	39	3,159
Nine Point Energy (a)(c)	1,190	17,184
Total Other Common Stocks (Cost $40,372)		20,343

PREFERRED STOCKS - 0.85%
Closed-End Funds - 0.85%
Highland Income Fund	18,041	454,363
Total Preferred Stocks (Cost $449,582)		454,363

SPECIAL PURPOSE ACQUISITION VEHICLES - 15.92%	Shares/Units
Apex Technology Acquisition Corp. Units (a)	50,000	515,500
Boxwood Merger Corp. - Class A (a)	39,251	395,258
Churchill Capital Corp. II - Class A (a)	88,662	908,342
Finserv Acquisition Corp. Units (a)	31,330	315,336
Forum Merger II Corp. - Class A (a)	55,000	560,450
GigCapital2, Inc. (a)	102,250	1,015,343
Gordon Pointe Acquisition Corp (a)	94,411	993,204
Haymaker Acquisition Corp. II - Class A (a)	40,341	402,603
Haymaker Acquisition Corp. II Units (a)	1	10
Juniper Industrial Holdings, Inc. Units (a)	47,346	474,407
Landcadia Holdings II, Inc. Units (a)	69,000	695,865
LGL Systems Acquisition Corp. Units (a)	32,385	326,279
Pivotal Investment Corp. II Units (a)	15,000	151,800
Proptech Acquisition Corp. Units (a)	20,500	208,075
SC Health Corp. Units (a)(g)	45,515	473,584
Software Acquisition Corp. I Units (a)	28,476	288,747
Tuscan Holdings Corp. II (a)	83,966	817,829
Tuscan Holdings Corp. II Units (a)	1	10
Total Special Purpose Acquisition Vehicles (Cost $8,365,205)		8,542,642

	Principal
CONVERTIBLE NOTES - 0.00%	Amount
Communication Services - 0.00%
Powerwave Technologies, Inc. Unsecured
3.875%, 10/01/2027 (a)(b)(c)(d)	$1,160,000	116
Total Convertible Notes (Cost $1,033,950)		116

CORPORATE NOTES - 0.06%
Communication Services - 0.06%
Windstream Services, LLC Company Guaranty Senior Unsecured
9.000%, 06/30/2025 (b)(d)(f)	80,000	30,400
Total Corporate Notes (Cost $91,415)		30,400

	Shares
RIGHTS - 0.07%
Agba Acquisition Ltd. (Expiration: February 16, 2021) (a)(g)	36,750	6,615
GigCapital2, Inc. (Expiration: December 10, 2020) (a)	102,250	29,151
Total Rights (Cost $21,585)		35,766

WARRANTS - 0.23%
Agba Acquisition Ltd. (a)(g)
Expiration: May 2024
Exercise Price: $11.50	36,750	2,940
Churchill Capital Corp. (a)
Expiration: July 2024
Exercise Price: $11.50	29,554	41,376
GigCapital2, Inc. (a)
Expiration: July 2024
Exercise Price: $11.50	102,250	27,096
Haymaker Acquisition Corp. (a)
Expiration: October 2026
Exercise Price: $11.50	13,447	18,153
Tuscan Holdings Corp. II (a)
Expiration: July 2025
Exercise Price: $11.50	91,983	36,793
Total Warrants (Cost $124,370)		126,358

MONEY MARKET FUNDS - 8.17%
Fidelity Institutional Government Portfolio - Class I, 1.54% (e)	2,354,363	2,354,363
STIT-Treasury Portfolio - Institutional Class, 1.52% (e)	2,026,693	2,026,693
Total Money Market Funds (Cost $4,381,056)		4,381,056

Total Investments (Cost $52,619,775) - 97.92%		52,523,354
Other Assets in Excess of Liabilities - 2.08%		1,115,986
TOTAL NET ASSETS - 100.00%		$53,639,340

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at November 30, 2019.
(c)	Fair valued securities. The total market value of these securities was $49,349, representing 0.09% of net assets. Value determined using significant unobservable inputs.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	The rate shown represents the 7-day yield at November 30, 2019.
(f)	Restricted security as to resale. As of report date, the Fund held a restricted security with a current value of $30,400, acquired January 8, 2013, which was 0.06% of its net assets.
(g)	Foreign-issued security.

The accompanying notes are an integral part of these schedule of investments.

Security valuation - Portfolio securities and other investments are valued using policies and procedures adopted by the Trustees. The Trustees have formed a Valuation Committee to oversee the implementation of these procedures.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees. Such services or dealers determine valuations for normal institutional size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the Fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security, the security will be valued at fair value in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

 Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

 Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuations according to the inputs used as of November 30, 2019 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)	Total
Investment Companies
Closed-End Funds	$30,594,118	$-	$-	$30,594,118
Business Development Companies	8,309,302	-	-	8,309,302
Convertible Preferred Stocks
Basic Materials	-	-	657	657
Energy	-	-	28,233	28,233
Other Common Stocks	-	-	20,343	20,343
Preferred Stocks	454,363	-	-	454,363
Special Purpose Acquisition Vehicles	7,164,363	1,378,279	-	8,542,642
Convertible Notes	-	-	116	116
Corporate Notes	-	30,400	-	30,400
Rights	-	35,766	-	35,766
Warrants	-	126,358	-	126,358
Money Market Funds	4,381,056	-	-	4,381,056
Total	$50,903,202	$1,570,803	$49,349	$52,523,354

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within the Schedule of Investments as of November 30, 2019:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$126,358

The effect of derivative instruments on the Statement of Operations for the period ended November 30, 2019:

	Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain	$-
	on Investments

	Change in Unrealized Appreciation (depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized	$(3,397)
	appreciation of investments

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    High Income Securities Fund

By (Signature and Title  /s/ Andrew Dakos
   Andrew Dakos, President

Date    1/24/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title  /s/ Andrew Dakos
   Andrew Dakos, President

Date   1/24/2020

By (Signature and Title  /s/ Thomas Antonucci
   Thomas Antonucci, Treasurer

Date    1/24/2020